[USAA LOGO APPEARS HERE. (REGISTERED TRADEMARK)]






                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------
                            USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                JANUARY 31, 2001







TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      FAREWELL FROM MICKEY ROTH                                         2
      MESSAGE FROM THE PRESIDENT                                        3
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGER                                          5
      FINANCIAL INFORMATION
         Portfolio of Investments                                       8
         Notes to Portfolio of Investments                             13
         Statement of Assets and Liabilities                           14
         Statement of Operations                                       15
         Statements of Changes in Net Assets                           16
         Notes to Financial Statements                                 17









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA GROWTH & INCOME FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA WITH THE EAGLE IS REGISTERED IN THE U.S. PATENT & TRADEMARK OFFICE. (COPYRIGHT)2001, USAA. ALL RIGHTS RESERVED.









          USAA FAMILY OF FUNDS SUMMARY

FUND TYPE/NAME                RISK
----------------------------------------------
            CAPITAL APPRECIATION
----------------------------------------------
Aggressive Growth*            Very high
Capital Growth                Very high
Emerging Markets              Very high
First Start Growth            Moderate to high
Gold                          Very high
Growth                        Moderate to high
Growth & Income               Moderate
International                 Moderate to high
Science & Technology          Very high
Small Cap Stock               Very high
World Growth                  Moderate to high
----------------------------------------------
              ASSET ALLOCATION
----------------------------------------------
Balanced Strategy             Moderate
Cornerstone Strategy          Moderate
Growth and Tax Strategy       Moderate
Growth Strategy               Moderate to high
Income Strategy               Low to moderate
----------------------------------------------
              INCOME - TAXABLE
----------------------------------------------
GNMA Trust                    Low to moderate
High-Yield Opportunities      High
Income                        Moderate
Income Stock                  Moderate
Intermediate-Term Bond        Low to moderate
Short-Term Bond               Low
----------------------------------------------
             INCOME - TAX EXEMPT
----------------------------------------------
Long-Term                     Moderate
Intermediate-Term             Low to moderate
Short-Term                    Low
State Bond/Income             Moderate
----------------------------------------------
                  INDEXES
----------------------------------------------
Extended Market Index         High
Global Titans Index           Moderate to high
Nasdaq-100 Index              Very high
S&P 500 Index                 Moderate
----------------------------------------------
                MONEY MARKET
----------------------------------------------
Money Market                  Low
Tax Exempt Money Market       Low
Treasury Money Market Trust   Low
State Money Market            Low
----------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT OR INDEX FUNDS. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

*CLOSED TO NEW INVESTORS.









FAREWELL FROM MICKEY ROTH

[PHOTOGRAPH OF MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

Dear Investor,

After almost 15 years as chief executive officer of USAA Investment Management Company, I have decided to retire. I have often noted that I've been very fortunate to work in a profession that I love in a job that fascinates me. Over the last decade and a half my colleagues and I, and you, have grown our company from a small mutual fund firm with an even smaller brokerage service into a nationally recognized investment company. By serving you, we have built a company whose future is more exciting than even the past few years have been. I am proud of the special bond we have with you, our member.

I am pleased to announce that Chris Claus will assume the leadership of IMCO. Chris joined USAA in 1994 and served most recently as senior vice president of Investment Sales and Service. In this position he oversaw both mutual funds and brokerage services. I am certain he will guide this company with great skill and energy.

It has been my pleasure and honor to serve you.

Sincerely,



Michael J.C. Roth, CFA



USAA BROKERAGE SERVICES IS A DISCOUNT BROKERAGE SERVICE OF USAA INVESTMENT MANAGEMENT COMPANY, A MEMBER OF THE NASD.









MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, CHRISTOPHER W. CLAUS, APPEARS HERE.]

--------------------------------------------------------------------------------
- Served USAA from 1994-2000 as head of Investment Sales and Service

- Before joining USAA, was vice president of Equity Trading and Retirement Plans at Norwest Investment Services, Inc. (NISI) in Minneapolis, Minnesota

- Holds a master of business administration degree from the University of St. Thomas in St. Paul, Minnesota, and a bachelor of business administration degree from the University of Minnesota

- Holds NASD Series 7, 63, 24, 4, and 53 securities licenses

- Active member of the Mutual Fund Education Alliance and the Securities Industry Association

- Married with three children
--------------------------------------------------------------------------------

Dear Investor,

I am honored to succeed Mickey Roth as president and chief executive officer of USAA Investment Management Company and welcome the challenge of leading this company to even higher levels of performance and service to you. With the help of IMCO's strong and dedicated management team, we plan to build on the solid foundation that Mickey created for this company during his many years of service.

Our direction for IMCO is straightforward: excellent products and services, convenience, and value for our investors. We want to enhance our existing services and offer new features to make it easier for you to do business. One example is the USAA Investment Account - a money management concept, long envisioned by Mickey, that we're now building. The account will allow you to hold both USAA mutual funds and brokerage investments in one consolidated account. This will give you one account number for all your investments, one consolidated statement, and overall simplicity and convenience for your money management.

I have always believed that strong investment performance, coupled with USAA's commitment to world-class service, will serve the needs of our investors. All of us at IMCO will work diligently to continue to make this happen.

On behalf of IMCO, I thank you for giving us the opportunity to deliver products and services at an exceptional value. I appreciate your support and continued business.

Sincerely,

Christopher W. Claus

PRESIDENT AND
VICE CHAIRMAN OF THE BOARD









INVESTMENT REVIEW


USAA GROWTH & INCOME FUND

OBJECTIVE: Capital growth and current income.

TYPES OF INVESTMENTS: Invests principally in dividend-paying equity securities.

--------------------------------------------------------------------------------
                                            1/31/01              7/31/00
--------------------------------------------------------------------------------
  Net Assets                           $1,147.4 Million     $1,098.5 Million
  Net Asset Value Per Share                 $20.53               $19.79
--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/01
--------------------------------------------------------------------------------
 7/31/00 to 1/31/01         1 YEAR      5 YEARS      SINCE INCEPTION ON 6/1/93
       6.06%(+)              9.74%      14.22%                  14.25%
--------------------------------------------------------------------------------

(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                       CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund, the S&P 500 Index, and the Lipper Growth & Income Funds Average for the period of 06/01/1993 through 01/31/2001. The data points from the graph are as follows:


                   USAA GROWTH                               LIPPER GROWTH &
                  & INCOME FUND        S&P 500 INDEX      INCOME FUNDS AVERAGE
                  -------------        -------------      --------------------
06/01/93             $10,000              $10,000                $10,000
07/31/93               9,930                9,989                 10,037
01/31/94              10,865               10,883                 10,983
07/31/94              10,566               10,503                 10,569
01/31/95              10,751               10,940                 10,728
07/31/95              12,711               13,242                 12,755
01/31/96              14,290               15,165                 14,272
07/31/96              14,576               15,433                 14,510
01/31/97              17,895               19,158                 17,594
07/31/97              21,382               23,476                 21,020
01/31/98              21,449               24,311                 21,566
07/31/98              22,449               28,008                 23,601
01/31/99              23,693               32,215                 25,455
07/31/99              25,935               33,666                 26,896
01/31/00              25,312               35,546                 27,135
07/31/00              26,192               36,685                 28,051
01/31/01              27,778               35,226                 28,981


DATA SINCE INCEPTION ON 6/1/93 THROUGH 1/31/01.


THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA GROWTH & INCOME FUND TO THE S&P 500 INDEX AND THE LIPPER GROWTH & INCOME FUNDS AVERAGE. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX. THE LIPPER GROWTH & INCOME FUNDS AVERAGE IS AN AVERAGE OF ALL GROWTH AND INCOME FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.









MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF PORTFOLIO MANAGER, R. DAVID ULLOM, CFA, APPEARS HERE.]

HOW DID THE FUND PERFORM FROM JULY 31, 2000, TO JANUARY 31, 2001?

For the six-month period ended January 31, 2001, the USAA Growth & Income Fund produced a total return of 6.06%. Over the same period, the S&P 500 Index produced a return of -3.98%, while the average growth and income fund generated a positive return of 3.99%, as reported by Lipper Analytical Services, Inc. During this period, the widely followed Dow Jones Industrial Average managed a gain of 4.24%, while the Nasdaq Composite Index steeply declined 26.39%.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

Clearly, the interest rate increases initiated by the Federal Reserve Board (the
Fed) had their impact on the major markets in the United States. The investment climate that resulted dampened investors' enthusiasm for highly valued stocks.

WHAT WERE YOUR  STRATEGIES  AND  TECHNIQUES  FOR BUYING AND  SELLING  DURING THE
PERIOD?

The strategy we have followed for most of calendar year 1999 and 2000 served us well in the last six months. Basically, this strategy emphasized the maintenance of a balanced (as to economic sectors) and diversified portfolio, with an emphasis on stock selection using quantitative and qualitative valuation parameters. As a result, for the six-month period ended January 31, 2001, the Fund benefited from an underweighting in technology and an overweighting in financials, energy, and capital goods - all of which contributed to the Fund's positive performance. At the same time, it was not necessary to alter the portfolio much, which in turn resulted in low turnover and low capital gain distributions.

WHAT IS YOUR OUTLOOK?

As demonstrated in early January, the Fed appears to be intent on rapidly correcting the damage done to the economy from previous rate increases. So now, during this time of declining interest rates, most cyclical issues should perform well. However, we plan to create a better balance in certain sectors of the market such as technology and consumer staples, especially since the valuation of many technology stocks has become more attractive over the past six months.

REFER TO THE BOTTOM OF PAGE 4 FOR THE S&P 500 INDEX AND THE LIPPER AVERAGE DEFINITIONS.

DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

-----------------------------------------------
              TOP 10 EQUITY HOLDINGS
               (% OF NET ASSETS)
-----------------------------------------------
 Verizon Communications, Inc.              3.2%
 Citigroup, Inc.                           3.1
 Alcoa, Inc.                               2.5
 American International Group, Inc.        2.3
 General Electric Co.                      2.1
 Microsoft Corp.                           2.1
 Helmerich & Payne, Inc.                   2.0
 IBM Corp.                                 2.0
 Merck & Co., Inc.                         2.0
 Avery Dennison Corp.                      1.9
-----------------------------------------------


-----------------------------------------------
                TOP 10 INDUSTRIES
                OF EQUITY HOLDINGS
                (% OF NET ASSETS)
-----------------------------------------------
 Health Care - Diversified                 5.3%
 Finance - Diversified                     4.8
 Computer Software & Service               4.4
 Banks - Major Regional                    4.3
 Telephones                                4.3
 Electrical Equipment                      4.0
 Banks - Money Center                      3.9
 Drugs                                     3.9
 Computer - Hardware                       3.6
 Aerospace/Defense                         2.7
-----------------------------------------------

YOU WILL  FIND A  COMPLETE  LIST OF THE  SECURITIES  THAT THE FUND OWNS ON PAGES
8-12.



                      PORTFOLIO INVESTMENT DIVERSIFICATION
                                     1/31/01

A pie chart is shown here depicting the Portfolio Investment Diversification as of January 31, 2001 of the USAA Growth & Income Fund to be:

BASIC MATERIALS - 4.3%; CAPITAL GOODS - 12.5%; COMMUNICATION SERVICES - 5.5%; CONSUMER CYCLICALS - 7.9%; CONSUMER STAPLES - 7.2%; ENERGY - 8.4%; FINANCIAL - 25.1%; HEALTH CARE - 9.7%; TECHNOLOGY - 16.3%; TRANSPORTATION - 0.8%; AND UTILITIES - 2.6%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.









USAA GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS

JANUARY 31, 2001
(UNAUDITED)
                                                                          MARKET
 NUMBER                                                                    VALUE
OF SHARES                             SECURITY                             (000)
--------------------------------------------------------------------------------

                                COMMON STOCKS (95.9%)

            AEROSPACE/DEFENSE (2.7%)
  518,000   B.F. Goodrich Co.                                         $   18,648
  220,000   Boeing Co.                                                    12,870
--------------------------------------------------------------------------------
                                                                          31,518
--------------------------------------------------------------------------------
            ALUMINUM (2.5%)
  780,000   Alcoa, Inc.                                                   28,657
--------------------------------------------------------------------------------
            AUTOMOBILES (1.2%)
  498,229   Ford Motor Co.                                                14,045
--------------------------------------------------------------------------------
            AUTO PARTS (1.4%)
  545,000   Lear Corp.*                                                   15,854
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (4.3%)
   60,000   Bank One Corp.                                                 2,352
  423,068   Fleet Boston Financial Corp.                                  18,336
   80,000   PNC Financial Services Group, Inc.                             5,922
  385,000   SouthTrust Corp.                                              17,084
   80,600   SunTrust Banks, Inc.                                           5,392
--------------------------------------------------------------------------------
                                                                          49,086
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER (3.9%)
  380,004   Bank of America Corp.                                         20,452
  150,000   First Union Corp.                                              5,090
  360,000   J. P. Morgan Chase & Co.                                      19,796
--------------------------------------------------------------------------------
                                                                          45,338
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.2%)
   60,000   Anheuser-Busch Cos., Inc.                                      2,602
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (1.1%)
  334,000   Pepsi Bottling Group, Inc.                                    13,026
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.3%)
  180,000   AT&T Corp. "A"                                                 3,042
--------------------------------------------------------------------------------
            CHEMICALS (0.9%)
  630,000   Lyondell Chemical Co.                                         10,237
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (1.7%)
   73,000   JDS Uniphase Corp.*                                            4,001
  255,224   Lucent Technologies, Inc.                                      4,747
  160,000   Nortel Networks Corp. ADR                                      6,117
   62,000   QUALCOMM, Inc.*                                                5,212
--------------------------------------------------------------------------------
                                                                          20,077
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (3.6%)
  177,500   Dell Computer Corp.*                                           4,637
  360,000   Hewlett-Packard Co.                                           13,227
  205,000   IBM Corp.                                                     22,960
--------------------------------------------------------------------------------
                                                                          40,824
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (1.5%)
  463,300   Cisco Systems, Inc.*                                          17,345
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (4.4%)
  175,000   Computer Associates International, Inc.                        6,302
  390,000   Microsoft Corp.*                                              23,814
  710,000   Oracle Corp.*                                                 20,679
--------------------------------------------------------------------------------
                                                                          50,795
--------------------------------------------------------------------------------
            DRUGS (3.9%)
  284,000   Merck & Co., Inc.                                             23,339
  291,950   Pharmacia Corp.                                               16,355
  100,000   Watson Pharmaceuticals, Inc.*                                  5,206
--------------------------------------------------------------------------------
                                                                          44,900
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.8%)
  230,000   Reliant Energy, Inc.                                           8,671
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (4.0%)
   95,000   Flextronics International Ltd.*                                3,622
  528,000   General Electric Co.                                          24,288
  300,000   Honeywell International, Inc.                                 14,175
  130,000   SCI Systems, Inc.*                                             3,666
--------------------------------------------------------------------------------
                                                                          45,751
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.3%)
   57,210   Agilent Technologies, Inc.*                                    3,121
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (2.7%)
   87,000   Analog Devices, Inc.*                                          5,446
  534,800   Intel Corp.                                                   19,787
  132,000   Texas Instruments, Inc.                                        5,782
--------------------------------------------------------------------------------
                                                                          31,015
--------------------------------------------------------------------------------
            ENTERTAINMENT (1.0%)
   75,000   AOL Time Warner, Inc.*                                         3,942
  260,000   Walt Disney Co.                                                7,917
--------------------------------------------------------------------------------
                                                                          11,859
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.9%)
  151,000   Applied Materials, Inc.*                                       7,597
  282,966   Axcelis Technologies, Inc.*                                    3,166
--------------------------------------------------------------------------------
                                                                          10,763
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (1.3%)
  260,000   PMI Group, Inc.                                               14,687
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (4.8%)
  631,274   Citigroup, Inc.                                               35,332
  240,000   Morgan Stanley Dean Witter & Co.                              20,340
--------------------------------------------------------------------------------
                                                                          55,672
--------------------------------------------------------------------------------
            FOODS (1.6%)
  584,600   Ralston Purina Group                                          18,216
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (5.3%)
  230,000   Abbott Laboratories                                           10,318
  300,000   American Home Products Corp.                                  17,730
  342,700   Bristol-Myers Squibb Co.                                      21,210
  125,000   Johnson & Johnson, Inc.                                       11,641
--------------------------------------------------------------------------------
                                                                          60,899
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (2.2%)
  266,000   Kimberly-Clark Corp.                                          17,223
  115,000   Procter & Gamble Co.                                           8,262
--------------------------------------------------------------------------------
                                                                          25,485
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (1.1%)
  207,000   MetLife, Inc.                                                  6,794
  130,000   StanCorp Financial Group, Inc.                                 5,669
--------------------------------------------------------------------------------
                                                                          12,463
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (2.3%)
  307,500   American International Group, Inc.                            26,144
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY/CASUALTY (1.5%)
  295,800   Everest RE Group Ltd.                                         16,979
--------------------------------------------------------------------------------
            LEISURE TIME (0.8%)
  491,600   Brunswick Corp.                                                9,601
--------------------------------------------------------------------------------
            LODGING/HOTELS (0.9%)
  260,000   Starwood Hotels & Resorts Worldwide, Inc.                     10,010
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (1.2%)
  313,000   Deere & Co.                                                   13,434
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (2.2%)
  240,000   Eaton Corp.                                                   16,512
  105,000   Parker-Hannifin Corp.                                          4,599
   60,000   Tyco International Ltd.                                        3,696
--------------------------------------------------------------------------------
                                                                          24,807
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (2.5%)
  400,000   Avery Dennison Corp.                                          21,688
  274,866   Energizer Holdings, Inc.*                                      6,762
--------------------------------------------------------------------------------
                                                                          28,450
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (0.5%)
  130,000   Bausch & Lomb, Inc.                                            6,087
--------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (1.9%)
  338,250   El Paso Energy Partners, L.P.                                 21,276
--------------------------------------------------------------------------------
            OIL - DOMESTIC INTEGRATED (2.3%)
  380,000   Conoco, Inc. "A"*                                             10,469
  690,000   Occidental Petroleum Corp.                                    15,670
--------------------------------------------------------------------------------
                                                                          26,139
--------------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED (2.7%)
  240,000   Exxon Mobil Corp.                                             20,196
  180,000   Royal Dutch Petroleum Co. ADR                                 10,863
--------------------------------------------------------------------------------
                                                                          31,059
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (2.0%)
  475,300   Helmerich & Payne, Inc.                                       22,724
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (1.4%)
   38,250   Anadarko Petroleum Corp.                                       2,176
  240,000   Apache Corp.                                                  13,824
--------------------------------------------------------------------------------
                                                                          16,000
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (0.9%)
  195,000   Weyerhaeuser Co.                                              10,237
--------------------------------------------------------------------------------
            RAILROADS/SHIPPING (0.8%)
  580,000   Norfolk Southern Corp.                                         9,471
--------------------------------------------------------------------------------
            RESTAURANTS (0.7%)
  330,000   Wendy's International, Inc.                                    7,913
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (2.6%)
  215,000   Sears, Roebuck & Co.                                           8,331
  380,000   Wal-Mart Stores, Inc.                                         21,584
--------------------------------------------------------------------------------
                                                                          29,915
--------------------------------------------------------------------------------
            SAVINGS & LOAN HOLDING CO. (1.5%)
  350,000   Washington Mutual, Inc.                                       16,887
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (1.0%)
  320,000   Hertz Corp. "A"                                               11,293
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (0.6%)
  130,000   SunGard Data Systems, Inc.*                                    6,494
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.5%)
  100,000   First Data Corp.                                               6,081
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.3%)
  125,000   Sprint Corp.*                                                  3,813
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.9%)
  397,000   Sprint Corp.                                                   9,846
--------------------------------------------------------------------------------
            TELEPHONES (4.3%)
  255,000   SBC Communications, Inc.                                      12,329
  670,200   Verizon Communications, Inc.                                  36,828
--------------------------------------------------------------------------------
                                                                          49,157
--------------------------------------------------------------------------------
            Total common stocks (cost: $763,801)                       1,099,765
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
    (000)
------------
                          MONEY MARKET INSTRUMENTS (4.4%)

            COMMERCIAL PAPER
  $19,567   Ford Motor Credit, 5.86%, 2/01/2001                           19,567
   31,409   Household Finance Corp., 5.76%, 2/01/2001                     31,409
--------------------------------------------------------------------------------
            Total money market instruments (cost: $50,976)                50,976
--------------------------------------------------------------------------------
            Total investments (cost: $814,777)                        $1,150,741
================================================================================









USAA GROWTH & INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

JANUARY 31, 2001
(UNAUDITED)



GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

* Non-income producing.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JANUARY 31, 2001
(UNAUDITED)



ASSETS

   Investments in securities, at market value (identified cost of $814,777)          $1,150,741
   Cash                                                                                     184
   Receivables:
      Capital shares sold                                                                   228
      Dividends                                                                           1,095
      Securities sold                                                                     1,993
                                                                                     ----------
         Total assets                                                                 1,154,241
                                                                                     ----------

LIABILITIES

   Securities purchased                                                                   5,340
   Capital shares redeemed                                                                  544
   USAA Investment Management Company                                                       571
   USAA Transfer Agency Company                                                             219
   Accounts payable and accrued expenses                                                    144
                                                                                     ----------
         Total liabilities                                                                6,818
                                                                                     ----------
            Net assets applicable to capital shares outstanding                      $1,147,423
                                                                                     ==========

REPRESENTED BY

   Paid-in capital                                                                   $  794,552
   Accumulated undistributed net investment income                                          737
   Accumulated net realized gain on investments                                          16,170
   Net unrealized appreciation of investments                                           335,964
                                                                                     ----------
            Net assets applicable to capital shares outstanding                       1,147,423
                                                                                     ==========
   Capital shares outstanding                                                            55,877
                                                                                     ==========
   Authorized shares of $.01 par value                                                  110,000
                                                                                     ==========
   Net asset value, redemption price, and offering price per share                   $    20.53
                                                                                     ==========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED JANUARY 31, 2001
(UNAUDITED)




NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $23)                  $ 8,364
      Interest                                                            1,807
                                                                        -------
         Total income                                                    10,171
                                                                        -------
   Expenses:
      Management fees                                                     3,354
      Transfer agent's fees                                               1,288
      Custodian's fees                                                       83
      Postage                                                               140
      Shareholder reporting fees                                             31
      Directors' fees                                                         2
      Registration fees                                                      19
      Professional fees                                                      25
      Other                                                                  11
                                                                        -------
         Total expenses                                                   4,953
      Expenses paid indirectly                                               (2)
                                                                        -------
         Net expenses                                                     4,951
                                                                        -------
            Net investment income                                         5,220
                                                                        -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                     17,747
   Change in net unrealized appreciation/depreciation                    43,208
                                                                        -------
            Net realized and unrealized gain                             60,955
                                                                        -------
Increase in net assets resulting from operations                        $66,175
                                                                        =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH & INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED JANUARY 31, 2001,
AND YEAR ENDED JULY 31, 2000
(UNAUDITED)

                                                      1/31/2001       7/31/2000
                                                     ---------------------------
FROM OPERATIONS

   Net investment income                             $    5,220      $    8,754
   Net realized gain on investments                      17,747          22,463
   Change in net unrealized appreciation/depreciation
      of investments                                     43,208         (21,044)
                                                     ---------------------------
      Increase in net assets resulting
         from operations                                 66,175          10,173
                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM

   Net investment income                                 (4,877)         (8,731)
                                                     ---------------------------
   Net realized gains                                   (19,077)        (36,134)
                                                     ---------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                             57,052         192,429
   Reinvested dividends                                  23,321          43,813
   Cost of shares redeemed                              (73,645)       (239,415)
                                                     ---------------------------
      Increase (decrease) in net assets from
          capital share transactions                      6,728          (3,173)
                                                     ---------------------------
Net increase (decrease) in net assets                    48,949         (37,865)

NET ASSETS

   Beginning of period                                1,098,474       1,136,339
                                                     ---------------------------
   End of period                                     $1,147,423      $1,098,474
                                                     ---------------------------
ACCUMULATED UNDISTRIBUTED
    NET INVESTMENT INCOME

   End of period                                     $      737      $      394
                                                     ===========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                            2,870           9,786
   Shares issued for dividends reinvested                 1,194           2,321
   Shares redeemed                                       (3,685)        (12,225)
                                                     ---------------------------
          Increase (decrease) in shares outstanding         379            (118)
                                                     ===========================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2001
(UNAUDITED)




(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and current income. USAA Investment Management Company (the Manager) attempts to achieve these objectives by investing the Fund's assets primarily in dividend-paying equity securities.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2001, custodian fee offset arrangements reduced expenses by $2,000.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT

The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million - $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the funds had two agreements with CAPCO - $250 million committed and $500 million uncommitted.

Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2001.


(3) DISTRIBUTIONS

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2001, were $123,008,000 and $140,076,000, respectively.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2001, were $353,348,000 and $17,384,000, respectively.


(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.60% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.


(7) FINANCIAL HIGHLIGHTS


Per-share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                            YEAR ENDED JULY 31,
                              ----------------------------------------------------------------------------
                                  2001          2000         1999           1998         1997       1996
                              ----------------------------------------------------------------------------
Net asset value at
   beginning of period        $    19.79    $    20.43    $    18.88    $    18.85    $  13.46    $  12.07
Net investment income                .09           .16           .16           .21         .23         .24(a)
Net realized and
   unrealized gain                  1.09            -           2.46           .69        5.84        1.51
Distributions from net
   investment income                (.09)         (.16)         (.16)         (.21)       (.23)       (.23)
Distributions of realized
   capital gains                    (.35)         (.64)         (.91)         (.66)       (.45)       (.13)
                              ----------------------------------------------------------------------------
Net asset value at
   end of period              $    20.53    $    19.79    $    20.43    $    18.88    $  18.85    $  13.46
                              ============================================================================
Total return (%)*                   6.06           .99         15.53          4.99       46.69       14.68
Net assets at
   end of period (000)        $1,147,423    $1,098,474    $1,136,339    $1,078,589    $825,092    $371,801
Ratio of expenses to
   average net
   assets (%)                        .89(b)        .90           .89           .85         .89         .95
Ratio of net investment
   income to average
   net assets (%)                    .93(b)        .78           .85          1.07        1.50        1.84
Portfolio turnover (%)             11.55         22.90         24.53         29.38       14.67       16.13



 * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS DURING THE PERIOD.
(a)CALCULATED USING AVERAGE SHARES.
(b)ANNUALIZED.  THE  RATIO  IS  NOT  NECESSARILY  INDICATIVE  OF  12  MONTHS  OF
   OPERATIONS.









DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                        LEGAL COUNSEL
USAA Shareholder Account Services     Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road              Exchange Place
San Antonio, Texas 78288              Boston, Massachusetts 02109

CUSTODIAN                             INDEPENDENT AUDITORS
State Street Bank and Trust Company   KPMG LLP
P.O. Box 1713                         112 East Pecan, Suite 2400
Boston, Massachusetts 02105           San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS            INTERNET ACCESS
Call toll free - Central Time         USAA.COM(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777








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